Vanguard® Institutional Intermediate-Term Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (54.6%)
U.S. Government Securities (27.3%)
	United States Treasury Note/Bond	0.250%	11/15/23	105,120	101,080
[1,2]	United States Treasury Note/Bond	2.500%	4/30/24	773,000	751,018
	United States Treasury Note/Bond	0.250%	5/15/24	100,000	94,125
	United States Treasury Note/Bond	0.250%	6/15/24	98,000	91,982
	United States Treasury Note/Bond	3.000%	6/30/24	173,000	168,837
[1]	United States Treasury Note/Bond	3.000%	7/31/24	485,000	472,951
[2]	United States Treasury Note/Bond	0.375%	8/15/24	400,000	373,688
	United States Treasury Note/Bond	0.750%	11/15/24	49,500	46,205
[3]	United States Treasury Note/Bond	4.250%	12/31/24	393,000	391,649
	United States Treasury Note/Bond	1.375%	1/31/25	62,500	58,701
	United States Treasury Note/Bond	1.500%	2/15/25	250,500	235,705
	United States Treasury Note/Bond	1.750%	3/15/25	212,300	200,524
	United States Treasury Note/Bond	2.625%	4/15/25	330,000	317,470
	United States Treasury Note/Bond	2.750%	5/15/25	262,240	252,734
	United States Treasury Note/Bond	2.875%	5/31/25	123,000	118,887
[1]	United States Treasury Note/Bond	2.875%	6/15/25	355,000	342,963
	United States Treasury Note/Bond	3.125%	8/15/25	165,000	160,179
	United States Treasury Note/Bond	0.250%	8/31/25	300,000	269,672
	United States Treasury Note/Bond	3.500%	9/15/25	518,540	508,007
	United States Treasury Note/Bond	4.250%	10/15/25	347,750	347,478
[1,2,4]	United States Treasury Note/Bond	0.250%	10/31/25	500,000	447,031
	United States Treasury Note/Bond	2.250%	11/15/25	278,200	263,247
[2]	United States Treasury Note/Bond	4.500%	11/15/25	591,690	595,388
	United States Treasury Note/Bond	4.000%	12/15/25	50,000	49,688
	United States Treasury Note/Bond	0.500%	2/28/26	150,000	133,617
	United States Treasury Note/Bond	0.750%	5/31/26	100,000	89,172
	United States Treasury Note/Bond	0.875%	6/30/26	300,000	268,125
	United States Treasury Note/Bond	0.625%	7/31/26	200,000	176,656
	United States Treasury Note/Bond	0.875%	9/30/26	184,800	164,068
	United States Treasury Note/Bond	1.125%	10/31/26	381,400	341,055
	United States Treasury Note/Bond	1.250%	12/31/26	58,000	51,919
	United States Treasury Note/Bond	4.125%	9/30/27	367,500	368,763
	United States Treasury Note/Bond	4.125%	10/31/27	155,000	155,533
[3]	United States Treasury Note/Bond	3.875%	12/31/27	150,000	149,156
	United States Treasury Note/Bond	3.000%	2/15/48	58,700	48,143
					8,605,416
Agency Bonds and Notes (0.1%)
	Federal Home Loan Banks	3.125%	6/13/25	6,300	6,113
	Federal Home Loan Banks	3.125%	9/12/25	7,050	6,831
	Federal Home Loan Banks	2.500%	12/10/27	8,450	7,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,014
[5]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,217
					24,031
Conventional Mortgage-Backed Securities (27.2%)
[5,6]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	14,172	12,519
[5,6]	Fannie Mae Pool	3.500%	4/1/44–2/1/50	83,589	76,839
[5,6]	Fannie Mae Pool	5.000%	10/1/49	561	544
[5,6]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	2,268	2,069
[5,6]	Freddie Mac Gold Pool	2.500%	1/1/43–3/1/47	1,715	1,506
[5,6]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	134,700	120,402
[5,6]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	94,606	87,430
[5,6]	Freddie Mac Gold Pool	4.000%	7/1/29–12/1/49	57,209	54,682
[5,6]	Freddie Mac Gold Pool	4.500%	5/1/39–2/1/49	27,333	27,028
[5,6]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/49	3,737	3,861
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/40	1,560	1,596
[5,6]	Freddie Mac Gold Pool	6.000%	6/1/37–3/1/39	492	492
[5,6]	Freddie Mac Gold Pool	6.500%	5/1/37	35	35
[5,6]	Freddie Mac Gold Pool	7.000%	5/1/38	44	46
[5]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	521	452
[5]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	12,635	11,235
[5]	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	17,628	16,545
[5]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	2,481	2,399
[5]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	12,392	12,417
[5]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	480	493
[5]	Ginnie Mae I Pool	5.500%	3/15/40–2/15/41	136	135
[5]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	796	830
[5]	Ginnie Mae II Pool	2.000%	11/20/50–8/20/51	373,461	313,396
[3,5]	Ginnie Mae II Pool	2.500%	3/20/43–1/15/53	321,143	270,028
[3,5]	Ginnie Mae II Pool	3.000%	3/20/27–1/15/53	393,142	348,902
[3,5]	Ginnie Mae II Pool	3.500%	6/20/42–1/15/53	270,092	252,586
[5]	Ginnie Mae II Pool	4.000%	2/20/34–2/20/51	186,464	178,419
[3,5]	Ginnie Mae II Pool	4.500%	12/20/45–1/15/53	162,358	158,984
[3,5]	Ginnie Mae II Pool	5.000%	4/20/40–1/15/53	82,361	81,847
[3,5]	Ginnie Mae II Pool	5.500%	4/20/40–1/15/53	229,061	230,279
[5]	Ginnie Mae II Pool	6.000%	2/20/41–10/20/41	4	5
[3,5,6]	UMBS Pool	1.500%	12/1/36–4/1/52	270,220	211,756
[3,5,6]	UMBS Pool	2.000%	5/1/28–1/25/53	1,814,368	1,501,368
[3,5,6]	UMBS Pool	2.500%	2/1/36–1/25/53	1,323,883	1,147,417
[3,5,6]	UMBS Pool	3.000%	7/1/32–2/25/53	112,246	108,056
[3,5,6]	UMBS Pool	3.500%	11/1/31–1/25/53	286,018	269,154
[3,5,6]	UMBS Pool	4.000%	5/1/32–1/25/53	497,468	480,644
[3,5,6]	UMBS Pool	4.500%	1/25/38–1/25/53	442,599	437,532
[3,5,6]	UMBS Pool	5.000%	6/1/39–1/25/53	426,192	422,979
[3,5,6]	UMBS Pool	5.500%	12/1/38–2/25/53	1,116,630	1,124,810
[3,5,6]	UMBS Pool	6.000%	8/1/26–2/25/53	597,360	607,543
[5,6]	UMBS Pool	6.500%	9/1/36–4/1/39	150	162
[5,6]	UMBS Pool	7.000%	10/1/37–9/1/38	167	174
					8,579,596
Nonconventional Mortgage-Backed Securities (0.0%)
[5,6]	Freddie Mac REMICS	2.000%	1/25/52	10,073	5,870
[5]	Ginnie Mae REMICS	2.000%	2/20/51	8,050	7,346
					13,216
Total U.S. Government and Agency Obligations (Cost $18,430,541)					17,222,259
Asset-Backed/Commercial Mortgage-Backed Securities (11.8%)
[5]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	471	470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	16,420	15,966
[5]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	8,070	7,756
[5]	Ally Auto Receivables Trust Series 2022-3	5.070%	4/15/27	9,890	9,924
[5]	Ally Auto Receivables Trust Series 2022-3	5.070%	6/15/31	2,970	2,991
[5]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	34,970	33,947
[5]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	54,080	52,816
[5]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	13,890	13,986
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	493	491
[5]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	9,254	9,052
[5]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	11,490	10,929
[5]	AmeriCredit Automobile Receivables Trust Series 2022-1	2.450%	11/18/26	7,680	7,385
[5,7]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	5,960	5,854
[5,7]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	3,300	3,155
[5,7]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	160	143
[5]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	8,120	7,640
[5]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	17,100	16,625
[5]	BA Credit Card Trust Series 2022-A2	5.000%	4/17/28	14,370	14,492
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	280	261
[5]	BANK Series 2017-BNK6	3.254%	7/15/60	4,580	4,227
[5]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,030
[5]	BANK Series 2017-BNK6	3.741%	7/15/60	440	395
[5]	BANK Series 2017-BNK7	3.175%	9/15/60	11,540	10,526
[5]	BANK Series 2017-BNK9	3.538%	11/15/54	3,700	3,421
[5]	BANK Series 2018-BNK10	3.641%	2/15/61	1,030	980
[5]	BANK Series 2018-BNK12	4.255%	5/15/61	780	743
[5]	BANK Series 2018-BNK14	4.185%	9/15/60	160	154
[5]	BANK Series 2018-BNK14	4.231%	9/15/60	1,055	1,000
[5]	BANK Series 2019-BNK17	3.623%	4/15/52	285	267
[5]	BANK Series 2019-BNK17	3.714%	4/15/52	4,459	4,095
[5]	BANK Series 2019-BNK19	3.183%	8/15/61	3,910	3,445
[5]	BANK Series 2019-BNK20	3.011%	9/15/62	7,180	6,265
[5]	BANK Series 2019-BNK23	2.846%	12/15/52	1,900	1,722
[5]	BANK Series 2019-BNK23	2.920%	12/15/52	11,780	10,198
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	17,620	15,281
[5]	BANK Series 2020-BNK30	1.673%	12/15/53	5,050	4,233
[5]	BANK Series 2022-BNK40	3.394%	3/15/64	3,880	3,400
[5]	BANK Series 2022-BNK43	4.399%	8/15/55	9,800	9,266
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	308
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	11,429
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,138
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	5,750	5,519
[5]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/55	5,750	5,450
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	5,750	4,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,070	3,800
[5]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	1,360	1,224
[5]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	4,440	4,183
[5]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	1,100	1,027
[5]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	305	286
[5]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	5,250	4,759
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	6,000	5,229
[5]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,057
[5]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	3,721
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	11,500	10,908
[5]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	2,720	2,589
[5]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	11,800	11,311
[5,8]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	5.499%	2/25/30	115	115
[5,7]	BX Trust Series 2019-OC11	3.202%	12/9/41	5,550	4,638
[5,7]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	819	817
[5,7]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	1,993	1,975
[5,7]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	1,840	1,787
[5,7]	Canadian Pacer Auto Receivables Trust Series 2021-1A	0.500%	10/20/25	15,410	14,848
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,000	5,090
[5]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	27,040	24,664
[5]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	39,720	37,087
[5]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	21,580	20,695
[5]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	53,110	51,652
[5]	Capital One Multi-Asset Execution Trust Series 2022-A3	4.950%	10/15/27	15,150	15,249
[5]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	2,738	2,736
[5]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	15,280	14,374
[5]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	10,950	9,962
[5]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	3,400	3,322
[5]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	2,000	1,913
[5,7]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	28,920	27,302
[5]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,000	4,907
[5]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	4,790	4,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	2,940	2,786
[5]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	13,370	12,869
[5]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	5,340	4,886
[5]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	20,680	19,560
[5]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	12,840	12,195
[5]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,154
[5]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	9,660	9,394
[5]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	9,600	9,234
[5]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	2,650	2,457
[5]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	17,410	16,207
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	7,262
[5]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	6,500	6,244
[5]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	4,560
[5]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	15,263	14,107
[5]	CD Mortgage Trust Series 2016-CD1	2.926%	8/10/49	1,360	1,204
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	444
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	320	286
[5]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	785	717
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,350	2,987
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	2,700	2,525
[5]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	5,320	5,014
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,128
[5,7]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	682	682
[5,7]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	3,894	3,857
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.753%	3/11/47	94	93
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	15,000	14,593
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	275	262
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	15,000	14,435
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	520	494
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	11,368	10,810
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,738
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,142
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.789%	9/15/50	860	776
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	6,000	5,110
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	7,725
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	15,500	13,326
[5]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,040	1,948
[5]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	3,040	2,910
[5]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,437
[5]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	6,870	6,619
[5]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	2,200	2,106
[5]	COMM Mortgage Trust Series 2013-CR9	4.266%	7/10/45	1,428	1,419
[5,7]	COMM Mortgage Trust Series 2013-CR9	4.289%	7/10/45	2,331	2,300
[5]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	340	336
[5]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	4,200	4,143
[5]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	4,000	3,937
[5]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	15,000	14,604
[5]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	330	318
[5]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,082	3,953
[5]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	1,654	1,564
[5]	COMM Mortgage Trust Series 2015-CR24	3.696%	8/10/48	2,916	2,770
[5]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	1,838	1,756
[5]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,386	3,229
[5]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	2,050	1,859
[5]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	8,507
[5]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	815
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,042
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,515
[5]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	7,807
[5]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	14,715
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	3,721
[5]	DBJPM Mortgage Trust Series 2016-C3	2.632%	8/10/49	9,200	8,346
[5,7]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	4,944	4,898
[5]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	9,780	8,528
[5]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	51,070	49,255
[5]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	63,130	61,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	15,970	16,124
[5,7]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	12,100	11,463
[5,7]	DLLAD LLC Series 2021-1A	0.640%	9/21/26	10,300	9,598
[5,7]	DLLMT LLC Series 2021-1A	1.000%	7/21/25	10,410	9,920
[5,7]	DLLMT LLC Series 2021-1A	1.240%	6/20/29	6,940	6,386
[5,7]	DLLST LLC Series 2022-1A	3.690%	9/20/28	1,470	1,408
[5,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	5.189%	10/25/56	142	141
[5,7]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	357	356
[5,7]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	4,191	4,087
[5,7]	Enterprise Fleet Financing LLC Series 2021-2	0.480%	5/20/27	5,880	5,628
[5,7]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	11,494	10,988
[5,7]	Enterprise Fleet Financing LLC Series 2022-1	3.030%	1/20/28	11,803	11,499
[5,7]	Evergreen Credit Card Trust Series 2021-1	0.900%	10/15/26	20,590	19,112
[5]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	6,290	6,105
[5,7]	Ford Credit Auto Owner Trust Series 2019-1	3.520%	7/15/30	13,211	12,952
[5]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	8,036	8,020
[5,7]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	9,298	8,727
[5]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,250	2,174
[5]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	10,470	9,654
[5,7]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	20,470	19,560
[5]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	8,440	8,029
[5]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	9,850	8,927
[5]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	30,400	29,610
[5]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	12,000	11,557
[5]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	7,340	7,406
[5]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	2,980	2,794
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	9,520	9,213
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	13,150	11,839
[5,7]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	152,145	125,710
[5,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	38,087	34,762
[5,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	25,529	23,761
[5]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	1,449	1,445
[5]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	3,830	3,688
[5]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	6,360	6,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	4,338	4,330
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,710	3,663
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	4,500	4,255
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	5,840	5,390
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	6,480	5,980
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	10,650	9,640
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	12,410	11,685
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	10,000	9,100
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,332
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	9,690	9,397
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	9,090	8,668
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	15,780	15,717
[5,7]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	12,600	12,186
[5,7]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	5,520	5,361
[5,7]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	5,650	5,447
[5,7]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	23,300	20,421
[5,7]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	1,677	1,674
[5]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	720	674
[5]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,055	1,046
[5]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	210	203
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	140	133
[5]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	7,499	7,114
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	1,720	1,619
[5]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	5,343	5,011
[5]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	180	164
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,390
[5]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	1,170	1,029
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	5,550	5,030
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	7,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	GS Mortgage-Backed Securities Trust Series 2021-PJ7	2.500%	1/25/52	21,458	17,093
[5,7]	GS Mortgage-Backed Securities Trust Series 2022-PJ3	3.000%	8/25/52	4,979	4,114
[5,7]	GS Mortgage-Backed Securities Trust Series 2022-PJ6	3.000%	1/25/53	150,664	124,486
[5]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	1,468	1,467
[5]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	470	469
[5]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	2,000	1,971
[5]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	5,201	5,083
[5]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	16,125	15,558
[5]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	15,220	14,795
[5]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	5,340	5,060
[5,7]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	7,800	7,186
[5,7]	Hertz Vehicle Financing III LLC Series 2022-3A	3.370%	3/25/25	4,750	4,630
[5,7]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	11,710	10,157
[5]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,300	4,163
[5]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	5,290	5,053
[5]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	7,710	7,105
[5]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	9,760	8,923
[5]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	12,870	12,214
[5]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	7,530	6,896
[5]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	5,250	5,133
[5]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	1,220	1,178
[5,7]	HPEFS Equipment Trust Series 2022-2A	3.760%	9/20/29	12,990	12,712
[5,7]	Hudson Yards Mortgage Trust Series 2019-30HY	3.228%	7/10/39	5,180	4,449
[5,7]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	2,490	2,483
[5,7]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	3,490	3,434
[5,7]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.330%	6/17/24	4,060	3,999
[5,7]	Hyundai Auto Lease Securitization Trust Series 2022-A	1.320%	12/15/25	14,670	13,985
[5,7]	Hyundai Auto Lease Securitization Trust Series 2022-B	3.500%	4/15/26	20,780	20,109
[5]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	634	634
[5]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	5,143	5,091
[5]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	9,420	9,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	5,050	4,837
[5]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	12,470	11,443
[5]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	16,090	14,587
[5]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	7,170	6,756
[5]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	7,710	6,974
[5]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	3,750	3,480
[5]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	3,478	3,424
[5]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	2,410	2,291
[5]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	6,800	6,378
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	1,852	1,842
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	88	87
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	2,265	2,252
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,389
[5,7]	JP Morgan Mortgage Trust Series 2021-6	2.500%	10/25/51	13,922	11,107
[5,7]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	131,930	109,997
[5,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	7,204	6,007
[5,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	7,034	5,865
[5,7]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	36,310	30,273
[5,7]	JP Morgan Mortgage Trust Series 2022-4	3.000%	10/25/52	9,897	8,252
[5,7]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	127,747	106,509
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.363%	7/15/45	129	128
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	3,137	3,111
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.052%	7/15/45	1,465	1,451
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,238	4,170
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	3,930	3,841
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	450	437
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	110	107
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,144	1,099
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	15,000	14,364
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	110	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	217	207
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.329%	11/15/48	6,856	6,610
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,489	3,291
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	400	365
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	331
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	3,720	3,324
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	56
[5,7]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	2,024	2,011
[5,7]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	6,713	6,568
[5,7]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	3,000	2,836
[5,7]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	16,940	16,055
[5,7]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,029
[5,7]	Master Credit Card Trust Series 2021-1A	0.530%	11/21/25	27,400	25,736
[5,7]	Master Credit Card Trust II Series 2022-1A	1.660%	7/21/26	22,370	20,909
[5,7]	Mello Mortgage Capital Acceptance Series 2021-INV1	2.500%	6/25/51	17,087	13,611
[5,7]	Mello Mortgage Capital Acceptance Series 2021-MTG2	2.500%	6/25/51	7,300	5,815
[5]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	2,720	2,697
[5]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	15,280	14,513
[5]	Mercedes-Benz Auto Receivables Trust Series 2022-1	5.250%	2/15/29	22,280	22,194
[5,7]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	551	547
[5,7]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	1,246	1,243
[5,7]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	2,580	2,500
[5,7]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,430	4,247
[5,7]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,351
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	85	83
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	200	195
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	586	582
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	2,800	2,745
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	330	317
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.451%	7/15/50	8,939	8,473
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	7,440	7,051
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	9,392	8,918
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,373
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	1,648	1,564
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	9,793	9,409
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	2,055	1,909
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.459%	12/15/49	5,311	4,966
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	2,663	2,467
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	1,255	1,200
[5]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	9,460	9,071
[5]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	7,386	6,944
[5]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	487	440
[5]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,058
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	11,831
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,078
[5,7,8]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	5.139%	3/25/66	391	391
[5,7]	New Residential Mortgage Loan Trust Series 2021-INV2	3.000%	9/25/51	39,635	32,748
[5]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	3,420	3,406
[5]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	2,067	2,050
[5]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	6,910	6,631
[5]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	3,240	3,124
[5,7]	OBX Trust Series 2022-INV5	4.000%	10/25/52	28,799	25,901
[5,7]	OBX Trust Series 2022-J2	3.000%	8/25/52	83,190	69,360
[5,7]	OBX Trust Series 2022-J2	3.500%	8/25/52	125,610	108,005
[5,7,8]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	5.206%	1/16/60	46	46
[5,7,8]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	5.353%	6/20/60	954	951
[5,7,8]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	5.289%	8/18/60	693	690
[5,7,8]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	5.339%	11/25/65	1,700	1,638
[5,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,420	3,980
[5,7]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	5,386	5,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	RCKT Mortgage Trust Series 2021-3	2.500%	7/25/51	20,364	16,222
[5,7]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	71,993	61,903
[5,7,8]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	5.022%	12/5/59	73	73
[5,7,8]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	5.124%	4/10/50	367	366
[5,7]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	910	909
[5]	Santander Drive Auto Receivables Trust Series 2022-2	2.980%	10/15/26	13,960	13,684
[5]	Santander Drive Auto Receivables Trust Series 2022-3	3.400%	12/15/26	11,990	11,783
[5]	Santander Drive Auto Receivables Trust Series 2022-5	4.110%	8/17/26	17,450	17,086
[5]	Santander Drive Auto Receivables Trust Series 2022-6	4.490%	11/16/26	11,890	11,654
[5,7]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	4,600	4,437
[5,7]	Santander Retail Auto Lease Trust Series 2021-B	0.510%	8/20/24	10,810	10,460
[5,7]	Santander Retail Auto Lease Trust Series 2021-B	0.540%	6/20/25	5,540	5,237
[5,7]	Santander Retail Auto Lease Trust Series 2021-C	0.590%	3/20/26	10,220	9,656
[5,7]	Santander Retail Auto Lease Trust Series 2022-B	3.280%	11/20/25	22,080	21,455
[5,7]	Santander Retail Auto Lease Trust Series 2022-B	3.330%	10/20/26	11,570	11,101
[5,7]	Sequoia Mortgage Trust Series 2021-3	2.500%	5/25/51	12,684	10,120
[5,7]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	74	72
[5,7]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	196	187
[5,7]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	394	378
[5,7]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	687	642
[5,7]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	3	3
[5,7]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	24	24
[5,7]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	61	58
[5,7]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	16	16
[5,7]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	82	79
[5]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	23,430	22,560
[5]	Synchrony Card Funding LLC Series 2022-A2	3.860%	7/15/28	26,050	25,398
[5,7]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	216	215
[5,7]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	750	748
[5,7]	Tesla Auto Lease Trust Series 2021-B	0.600%	9/22/25	13,310	12,533
[5,7]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	6,830	6,401
[5,7]	T-Mobile US Trust Series 2022-1A	4.910%	5/22/28	17,420	17,355
[5,7]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	550	530
[5,7]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	8,600	7,853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	23,810	21,116
[5,7]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	24,670	23,171
[5]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	1,948	1,945
[5]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	6,600	6,418
[5]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	4,570	4,415
[5]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	4,700	4,452
[5]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	25,380	24,070
[5]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	19,620	17,677
[5]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	7,930	7,125
[5]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	9,540	8,727
[5]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	17,970	17,385
[5]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	7,990	7,554
[5]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	5,400	5,245
[5]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	2,630	2,544
[5]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	9,450	9,600
[5,7]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	11,570	10,575
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	3,436	3,155
[5]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	483	447
[5,7]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	140	131
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	150	149
[5,7]	UWM Mortgage Trust Series 2021-INV3	2.500%	11/25/51	21,091	16,800
[5]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	30,100	28,301
[5]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	15,980	14,902
[5]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	21,470	20,000
[5]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	3,340	3,227
[5]	Verizon Master Trust Series 2022-7	5.230%	11/22/27	12,650	12,706
[5]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	3,400	3,280
[5]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	19,790	18,782
[5]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	12,800	11,676
[5,7]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	6,719	6,589
[5,7]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	2,300	2,165
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	3,199	3,039
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	2,380	2,260
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	1,310	1,226
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,185
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,200	2,916
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	2,812
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	2,905
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	4,493
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	396	369
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	4,450	4,211
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,031
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	870	831
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	980	947
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	310	295
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,397
[5]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	255	251
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	14	13
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	15,000	14,472
[5]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,190	2,105
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	1,707	1,676
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	2,597	2,543
[5,7]	Wheels Fleet Lease Funding LLC Series 2022-1A	2.470%	10/18/36	4,416	4,302
[5,7]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	1,104	1,091
[5,7]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	1,700	1,634
[5]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	4,348	4,341
[5]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,580	7,153
[5]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	5,400	5,019
[5]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	13,980	13,367
[5]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	15,840	15,060
[5]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	11,450	10,397
[5]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	8,662
[5]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	7,570	7,226
[5]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,400	2,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,670	1,600
[5]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	6,940	7,141
[5]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	6,960	6,768
[5]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	8,340	7,932
[5]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.210%	2/18/25	3,080	2,999
[5]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.340%	6/15/27	1,840	1,769
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,024,132)					3,726,155
Corporate Bonds (23.5%)
Communications (0.8%)
	Comcast Corp.	3.375%	2/15/25	15,000	14,550
	Comcast Corp.	3.375%	8/15/25	15,000	14,469
	Comcast Corp.	3.950%	10/15/25	12,400	12,139
[9]	Comcast Corp.	0.000%	9/14/26	13,316	12,438
	Comcast Corp.	3.150%	2/15/28	28,825	26,638
	Comcast Corp.	4.150%	10/15/28	40,135	38,576
	Comcast Corp.	2.650%	2/1/30	10,970	9,472
	Comcast Corp.	3.400%	4/1/30	11,500	10,468
	Comcast Corp.	1.950%	1/15/31	10,000	8,068
	Meta Platforms Inc.	3.500%	8/15/27	26,962	25,129
	Meta Platforms Inc.	3.850%	8/15/32	21,350	18,787
[7]	NTT Finance Corp.	1.162%	4/3/26	34,635	30,653
[7]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,466
[5,9]	Sky Ltd.	2.500%	9/15/26	8,970	9,201
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	13,228	12,533
	Walt Disney Co.	3.375%	11/15/26	2,200	2,080
					248,667
Consumer Discretionary (1.1%)
	Amazon.com Inc.	3.150%	8/22/27	7,000	6,590
	Amazon.com Inc.	1.650%	5/12/28	10,000	8,606
	Amazon.com Inc.	4.650%	12/1/29	30,000	29,773
	Amazon.com Inc.	1.500%	6/3/30	8,152	6,549
	Amazon.com Inc.	3.600%	4/13/32	8,000	7,338
	Amazon.com Inc.	4.700%	12/1/32	36,455	36,218
[5]	American Honda Finance Corp.	0.550%	7/12/24	8,755	8,186
[5]	American Honda Finance Corp.	2.150%	9/10/24	8,750	8,352
[5]	American Honda Finance Corp.	2.350%	1/8/27	25,000	22,719
[5]	American Honda Finance Corp.	1.800%	1/13/31	20,000	15,876
	Home Depot Inc.	1.500%	9/15/28	5,505	4,678
	Home Depot Inc.	3.900%	12/6/28	7,700	7,419
	Home Depot Inc.	2.950%	6/15/29	19,485	17,632
	Home Depot Inc.	2.700%	4/15/30	16,365	14,288
	Home Depot Inc.	1.875%	9/15/31	8,965	7,169
	Home Depot Inc.	3.250%	4/15/32	12,425	11,045
	TJX Cos. Inc.	2.250%	9/15/26	7,870	7,202
	TJX Cos. Inc.	3.875%	4/15/30	10,000	9,322
[5,9]	Toyota Finance Australia Ltd.	0.064%	1/13/25	7,600	7,594
[5]	Toyota Motor Credit Corp.	3.000%	4/1/25	14,000	13,455
[5]	Toyota Motor Credit Corp.	1.125%	6/18/26	40,000	35,392
[5]	Toyota Motor Credit Corp.	1.150%	8/13/27	15,000	12,788
[5]	Toyota Motor Credit Corp.	4.550%	9/20/27	31,620	31,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	18,800
[5]	Yale University	1.482%	4/15/30	6,000	4,794
					352,977
Consumer Staples (1.1%)
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	9,760	9,788
[9]	Coca-Cola Co.	1.875%	9/22/26	5,300	5,390
	Coca-Cola Co.	3.375%	3/25/27	12,000	11,513
	Coca-Cola Co.	1.000%	3/15/28	6,717	5,627
	Coca-Cola Co.	1.375%	3/15/31	5,000	3,913
	Colgate-Palmolive Co.	3.100%	8/15/25	15,640	15,137
	Colgate-Palmolive Co.	3.100%	8/15/27	13,620	12,902
	Colgate-Palmolive Co.	3.250%	8/15/32	22,460	20,322
	Costco Wholesale Corp.	1.600%	4/20/30	42,322	34,628
	Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	4,078
	Hershey Co.	2.450%	11/15/29	10,000	8,603
	Hershey Co.	1.700%	6/1/30	5,000	4,009
	Kimberly-Clark Corp.	2.650%	3/1/25	6,906	6,601
	Kimberly-Clark Corp.	1.050%	9/15/27	2,000	1,708
	Kimberly-Clark Corp.	3.100%	3/26/30	10,507	9,438
	PepsiCo Inc.	2.850%	2/24/26	6,674	6,348
[5,9]	PepsiCo Inc.	2.625%	4/28/26	6,883	7,205
	PepsiCo Inc.	3.600%	2/18/28	7,520	7,223
	PepsiCo Inc.	2.625%	7/29/29	1,720	1,519
	PepsiCo Inc.	2.750%	3/19/30	2,130	1,885
	PepsiCo Inc.	1.625%	5/1/30	11,745	9,584
	PepsiCo Inc.	1.950%	10/21/31	1,430	1,154
	PepsiCo Inc.	3.900%	7/18/32	2,135	2,019
	Philip Morris International Inc.	1.500%	5/1/25	10,000	9,250
	Philip Morris International Inc.	5.000%	11/17/25	14,410	14,484
	Philip Morris International Inc.	3.125%	8/17/27	5,000	4,636
	Philip Morris International Inc.	5.125%	11/17/27	25,575	25,817
	Philip Morris International Inc.	3.375%	8/15/29	2,000	1,803
	Philip Morris International Inc.	5.625%	11/17/29	26,265	26,750
	Philip Morris International Inc.	5.750%	11/17/32	17,680	18,084
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	3,340	3,225
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	7,000	6,501
	Target Corp.	3.375%	4/15/29	870	808
	Target Corp.	2.350%	2/15/30	11,910	10,120
	Target Corp.	2.650%	9/15/30	1,435	1,231
	Unilever Capital Corp.	2.125%	9/6/29	21,050	17,791
[5,9]	Unilever Finance Netherlands BV	1.250%	3/25/25	7,600	7,779
					338,873
Energy (1.0%)
	BP Capital Markets America Inc.	3.796%	9/21/25	4,935	4,846
	BP Capital Markets America Inc.	3.410%	2/11/26	15,500	14,898
[5]	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	18,460
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,452
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	7,746
	BP Capital Markets America Inc.	1.749%	8/10/30	8,930	7,124
	BP Capital Markets plc	3.279%	9/19/27	13,162	12,369
	BP Capital Markets plc	3.723%	11/28/28	2,095	1,984
	Chevron Corp.	1.554%	5/11/25	8,810	8,198
	Chevron Corp.	2.954%	5/16/26	5,490	5,210
	Chevron Corp.	1.995%	5/11/27	19,000	17,075
	Chevron Corp.	2.236%	5/11/30	1,300	1,113
	Chevron USA Inc.	3.850%	1/15/28	5,870	5,668
[7]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Exxon Mobil Corp.	0.142%	6/26/24	7,800	7,963
	Exxon Mobil Corp.	2.992%	3/19/25	26,140	25,198
	Exxon Mobil Corp.	3.043%	3/1/26	5,275	5,036
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	22,000	17,691
[7]	Harvest Operations Corp.	4.200%	6/1/23	8,000	7,972
[5]	Harvest Operations Corp.	1.000%	4/26/24	14,000	13,214
[7]	Petronas Capital Ltd.	3.500%	4/21/30	1,993	1,821
[5]	Petronas Capital Ltd.	3.500%	4/21/30	6,750	6,154
[5]	Petronas Energy Canada Ltd.	2.112%	3/23/28	13,860	12,064
[7]	SA Global Sukuk Ltd.	0.946%	6/17/24	8,084	7,600
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,350	3,987
	Shell International Finance BV	3.250%	5/11/25	24,880	24,114
[5,9]	Shell International Finance BV	2.500%	3/24/26	6,883	7,143
	Shell International Finance BV	3.875%	11/13/28	2,135	2,055
	Shell International Finance BV	2.375%	11/7/29	23,115	19,988
	Shell International Finance BV	2.750%	4/6/30	6,080	5,344
	TotalEnergies Capital International SA	2.434%	1/10/25	10,450	9,982
	TotalEnergies Capital International SA	3.455%	2/19/29	12,590	11,689
	TotalEnergies Capital International SA	2.829%	1/10/30	10,295	9,099
					306,253
Financials (13.2%)
	Aflac Inc.	1.125%	3/15/26	3,375	2,989
	American Express Co.	3.700%	8/3/23	35,905	35,638
	American Express Co.	3.400%	2/22/24	11,135	10,937
	American Express Co.	3.375%	5/3/24	11,456	11,228
	American Express Co.	3.000%	10/30/24	18,265	17,681
	American Express Co.	2.250%	3/4/25	16,000	15,116
	American Express Co.	2.550%	3/4/27	15,400	14,024
	American Express Co.	5.850%	11/5/27	7,600	7,896
	American Express Co.	4.050%	5/3/29	18,265	17,446
	American Express Co.	4.420%	8/3/33	4,500	4,265
	Ameriprise Financial Inc.	3.000%	4/2/25	30,000	28,742
[7]	Athene Global Funding	0.914%	8/19/24	4,880	4,475
	Banco Santander SA	4.379%	4/12/28	2,585	2,428
[5]	Bank of America Corp.	4.125%	1/22/24	10,000	9,911
[5]	Bank of America Corp.	3.550%	3/5/24	102,080	101,699
[5]	Bank of America Corp.	3.864%	7/23/24	33,950	33,649
	Bank of America Corp.	1.843%	2/4/25	21,000	20,116
[5]	Bank of America Corp.	3.458%	3/15/25	22,500	21,921
	Bank of America Corp.	0.976%	4/22/25	19,688	18,453
[5]	Bank of America Corp.	3.875%	8/1/25	9,582	9,329
[5]	Bank of America Corp.	0.981%	9/25/25	13,670	12,609
[5]	Bank of America Corp.	3.366%	1/23/26	44,735	42,674
[5]	Bank of America Corp.	2.015%	2/13/26	10,000	9,272
[5]	Bank of America Corp.	3.384%	4/2/26	47,300	45,161
[5]	Bank of America Corp.	3.500%	4/19/26	3,998	3,818
[5]	Bank of America Corp.	1.319%	6/19/26	10,890	9,809
	Bank of America Corp.	4.827%	7/22/26	34,100	33,718
[5]	Bank of America Corp.	3.559%	4/23/27	2,777	2,602
	Bank of America Corp.	1.734%	7/22/27	28,000	24,543
[5]	Bank of America Corp.	3.824%	1/20/28	22,156	20,684
	Bank of America Corp.	2.551%	2/4/28	14,330	12,726
[5]	Bank of America Corp.	3.705%	4/24/28	5,800	5,375
	Bank of America Corp.	4.376%	4/27/28	4,500	4,302
	Bank of America Corp.	4.948%	7/22/28	11,480	11,219
	Bank of America Corp.	6.204%	11/10/28	8,510	8,760
[5]	Bank of America Corp.	3.419%	12/20/28	34,922	31,675
[5]	Bank of America Corp.	3.970%	3/5/29	3,000	2,769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Bank of America Corp.	2.087%	6/14/29	23,300	19,599
[5]	Bank of America Corp.	3.974%	2/7/30	1,960	1,780
[5]	Bank of America Corp.	3.194%	7/23/30	23,795	20,479
[5]	Bank of America Corp.	2.884%	10/22/30	17,816	14,966
[5]	Bank of America Corp.	2.496%	2/13/31	75	61
[5]	Bank of America Corp.	2.592%	4/29/31	7,500	6,118
[5]	Bank of America Corp.	1.898%	7/23/31	19,543	15,026
[5]	Bank of America Corp.	1.922%	10/24/31	5,000	3,817
	Bank of America Corp.	2.687%	4/22/32	13,800	11,041
	Bank of America Corp.	2.299%	7/21/32	25,200	19,400
	Bank of America Corp.	4.571%	4/27/33	12,100	11,087
	Bank of America Corp.	5.015%	7/22/33	30,330	28,777
[5]	Bank of Montreal	3.300%	2/5/24	20,216	19,839
[5]	Bank of Montreal	0.625%	7/9/24	17,014	15,898
[5]	Bank of Montreal	1.250%	9/15/26	11,520	10,094
[5]	Bank of Montreal	4.700%	9/14/27	12,000	11,879
[5]	Bank of New York Mellon Corp.	1.600%	4/24/25	12,400	11,523
	Bank of New York Mellon Corp.	4.414%	7/24/26	14,400	14,192
[5]	Bank of New York Mellon Corp.	2.450%	8/17/26	2,825	2,599
[5]	Bank of New York Mellon Corp.	3.250%	5/16/27	21,080	19,831
[5]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,345
	Bank of New York Mellon Corp.	5.802%	10/25/28	9,000	9,294
	Bank of New York Mellon Corp.	4.596%	7/26/30	9,650	9,371
	Bank of New York Mellon Corp.	5.834%	10/25/33	10,000	10,402
	Bank of Nova Scotia	0.400%	9/15/23	23,300	22,544
	Bank of Nova Scotia	2.200%	2/3/25	9,530	8,977
	Bank of Nova Scotia	3.450%	4/11/25	23,000	22,165
	Bank of Nova Scotia	1.050%	3/2/26	14,350	12,699
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,436
	Bank of Nova Scotia	2.700%	8/3/26	7,520	6,964
	Bank of Nova Scotia	1.300%	9/15/26	7,200	6,296
	Bank of Nova Scotia	1.950%	2/2/27	1,620	1,442
	Bank of Nova Scotia	2.150%	8/1/31	10,000	7,939
	Bank of Nova Scotia	2.450%	2/2/32	5,000	4,024
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	10,700	9,282
[9]	Berkshire Hathaway Inc.	0.000%	3/12/25	7,600	7,529
[9]	Berkshire Hathaway Inc.	1.125%	3/16/27	3,000	2,884
	BlackRock Inc.	3.250%	4/30/29	3,750	3,465
	BlackRock Inc.	2.400%	4/30/30	3,000	2,561
	BlackRock Inc.	1.900%	1/28/31	2,800	2,266
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	18,736	17,981
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,975	8,769
	Cboe Global Markets Inc.	1.625%	12/15/30	7,008	5,452
	Cboe Global Markets Inc.	3.000%	3/16/32	9,500	7,921
	Charles Schwab Corp.	3.625%	4/1/25	3,670	3,574
	Charles Schwab Corp.	0.900%	3/11/26	7,000	6,201
	Charles Schwab Corp.	3.200%	3/2/27	10,000	9,407
	Charles Schwab Corp.	2.450%	3/3/27	23,980	21,917
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,332
	Charles Schwab Corp.	3.200%	1/25/28	4,143	3,863
	Charles Schwab Corp.	4.000%	2/1/29	8,980	8,543
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,300
	Charles Schwab Corp.	4.625%	3/22/30	800	785
	Charles Schwab Corp.	2.900%	3/3/32	9,500	8,072
	Chubb INA Holdings Inc.	3.350%	5/15/24	25,075	24,537
	Chubb INA Holdings Inc.	3.150%	3/15/25	4,485	4,330
	Chubb INA Holdings Inc.	3.350%	5/3/26	5,000	4,792
	Chubb INA Holdings Inc.	1.375%	9/15/30	19,939	15,488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Inc.	1.678%	5/15/24	38,445	37,900
	Citigroup Inc.	0.981%	5/1/25	10,415	9,750
	Citigroup Inc.	1.281%	11/3/25	3,300	3,040
	Citigroup Inc.	2.014%	1/25/26	5,300	4,908
	Citigroup Inc.	3.200%	10/21/26	3,310	3,068
[5]	Citigroup Inc.	2.666%	1/29/31	8,380	6,875
[5]	Citigroup Inc.	2.572%	6/3/31	5,000	4,044
	Citigroup Inc.	3.785%	3/17/33	1,600	1,372
	Citigroup Inc.	4.910%	5/24/33	3,100	2,906
	CME Group Inc.	2.650%	3/15/32	15,300	12,831
[5,9]	Cooperatieve Rabobank UA	0.625%	2/27/24	7,300	7,579
	Cooperatieve Rabobank UA	3.875%	8/22/24	2,485	2,442
[5,9]	Credit Suisse AG	1.500%	4/10/26	7,600	7,024
[7]	Danske Bank A/S	1.549%	9/10/27	2,846	2,434
[7]	DNB Bank ASA	1.535%	5/25/27	10,000	8,704
[5]	First Republic Bank	1.912%	2/12/24	13,330	13,272
	Franklin Resources Inc.	1.600%	10/30/30	5,000	3,844
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	295
	Goldman Sachs Group Inc.	3.200%	2/23/23	10,000	9,977
	Goldman Sachs Group Inc.	0.673%	3/8/24	25,000	24,701
	Goldman Sachs Group Inc.	3.000%	3/15/24	2,500	2,438
	Goldman Sachs Group Inc.	0.925%	10/21/24	10,650	10,226
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	5,491
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	8,287
[5,9]	Goldman Sachs Group Inc.	2.875%	6/3/26	4,650	4,840
	HSBC Holdings plc	1.162%	11/22/24	10,600	10,086
[5]	HSBC Holdings plc	3.803%	3/11/25	1,605	1,563
	HSBC Holdings plc	4.300%	3/8/26	4,840	4,683
	HSBC Holdings plc	2.999%	3/10/26	7,990	7,509
[5]	HSBC Holdings plc	1.645%	4/18/26	10,440	9,427
	HSBC Holdings plc	3.900%	5/25/26	3,650	3,481
[5]	HSBC Holdings plc	2.099%	6/4/26	22,727	20,717
[5]	HSBC Holdings plc	4.292%	9/12/26	10,050	9,643
	HSBC Holdings plc	1.589%	5/24/27	13,330	11,488
	HSBC Holdings plc	2.251%	11/22/27	6,200	5,371
	HSBC Holdings plc	4.755%	6/9/28	5,500	5,208
[5]	HSBC Holdings plc	2.013%	9/22/28	25,000	20,864
	HSBC Holdings plc	7.390%	11/3/28	10,845	11,382
[5]	HSBC Holdings plc	4.583%	6/19/29	18,855	17,335
	HSBC Holdings plc	2.206%	8/17/29	10,000	8,077
	HSBC Holdings plc	4.950%	3/31/30	10,000	9,552
[5]	HSBC Holdings plc	3.973%	5/22/30	5,000	4,370
[5]	HSBC Holdings plc	2.357%	8/18/31	7,440	5,700
	HSBC Holdings plc	2.804%	5/24/32	10,000	7,719
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,063
	HSBC Holdings plc	5.402%	8/11/33	3,000	2,787
[5]	Huntington National Bank	3.550%	10/6/23	10,000	9,892
	Huntington National Bank	5.650%	1/10/30	6,250	6,276
	ING Groep NV	4.100%	10/2/23	7,850	7,785
	Intercontinental Exchange Inc.	4.000%	9/15/27	10,500	10,143
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,700	14,221
	Intercontinental Exchange Inc.	1.850%	9/15/32	5,200	3,913
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,500	11,989
	Invesco Finance plc	4.000%	1/30/24	12,165	12,068
	Invesco Finance plc	3.750%	1/15/26	1,897	1,821
	JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,050
[5]	JPMorgan Chase & Co.	3.559%	4/23/24	60,810	60,420
[5]	JPMorgan Chase & Co.	1.514%	6/1/24	30,000	29,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	15,235	15,012
	JPMorgan Chase & Co.	3.125%	1/23/25	10,000	9,653
	JPMorgan Chase & Co.	0.563%	2/16/25	10,125	9,550
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	54,505	52,975
	JPMorgan Chase & Co.	0.824%	6/1/25	15,020	14,010
	JPMorgan Chase & Co.	0.969%	6/23/25	13,500	12,588
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	14,291
[5]	JPMorgan Chase & Co.	2.301%	10/15/25	12,250	11,531
	JPMorgan Chase & Co.	1.561%	12/10/25	11,000	10,178
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	4,430	4,100
[5]	JPMorgan Chase & Co.	2.083%	4/22/26	39,500	36,653
	JPMorgan Chase & Co.	3.200%	6/15/26	11,430	10,805
	JPMorgan Chase & Co.	1.045%	11/19/26	20,000	17,659
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	7,920
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	8,801
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	10,372
[5]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,657
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,241
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	21,840	20,121
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	7,778
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	16,335	15,132
	JPMorgan Chase & Co.	2.069%	6/1/29	2,500	2,088
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	37,465	35,221
[5]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,117
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	16,795
[5]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	12,064
	JPMorgan Chase & Co.	1.764%	11/19/31	5,000	3,792
	JPMorgan Chase & Co.	2.580%	4/22/32	10,000	8,000
	JPMorgan Chase & Co.	4.586%	4/26/33	8,790	8,138
[5]	KeyBank NA	4.150%	8/8/25	10,650	10,415
	Lloyds Banking Group plc	4.050%	8/16/23	15,000	14,897
	Lloyds Banking Group plc	3.900%	3/12/24	5,000	4,907
[7]	LSEGA Financing plc	0.650%	4/6/24	5,000	4,696
[7]	Macquarie Group Ltd.	1.340%	1/12/27	9,270	8,055
[5]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	3,543
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	5,000	4,854
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,800	4,744
	Mastercard Inc.	2.000%	3/3/25	14,133	13,392
	Mastercard Inc.	2.950%	11/21/26	22,315	21,056
	Mastercard Inc.	2.950%	6/1/29	11,000	9,931
	Mastercard Inc.	2.000%	11/18/31	5,850	4,715
[5]	MDGH GMTN RSC Ltd.	2.500%	11/7/24	624	596
	MetLife Inc.	4.550%	3/23/30	6,197	6,103
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,000	4,961
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,005
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	4,500	4,400
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,640	14,083
[5]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	33,375	32,181
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,997	3,742
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	38,517	37,488
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	10,785	9,795
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	6,900	6,825
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	20,165	18,741
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	13,300	12,228
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,653
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	9,377
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	9,948
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	3,300	3,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,044
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,005
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	15,000	11,566
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	5,454
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	10,000	7,961
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	3,800	3,633
[7]	Mizuho Bank Ltd.	3.600%	9/25/24	4,200	4,065
[5]	Mizuho Financial Group Inc.	1.241%	7/10/24	17,100	16,676
[5]	Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	4,721
[7]	Mizuho Financial Group Inc.	3.477%	4/12/26	12,178	11,398
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	6,962
	Mizuho Financial Group Inc.	4.018%	3/5/28	2,250	2,121
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	4,618
[5]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,339
[5]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	3,905
	Mizuho Financial Group Inc.	2.260%	7/9/32	8,000	6,111
[5]	Morgan Stanley	0.529%	1/25/24	9,128	9,072
	Morgan Stanley	0.731%	4/5/24	21,355	21,044
[5]	Morgan Stanley	3.875%	4/29/24	17,649	17,380
	Morgan Stanley	0.790%	5/30/25	21,800	20,313
[5]	Morgan Stanley	2.720%	7/22/25	8,670	8,294
[5]	Morgan Stanley	4.000%	7/23/25	6,355	6,210
[5]	Morgan Stanley	0.864%	10/21/25	5,200	4,780
[5]	Morgan Stanley	3.875%	1/27/26	8,000	7,747
[9]	Morgan Stanley	2.103%	5/8/26	4,222	4,307
	Morgan Stanley	3.625%	1/20/27	3,625	3,422
	Morgan Stanley	1.593%	5/4/27	3,575	3,138
	Morgan Stanley	2.475%	1/21/28	11,900	10,571
[5]	Morgan Stanley	3.622%	4/1/31	10,000	8,748
[5]	Morgan Stanley	1.928%	4/28/32	1,285	971
[5]	Morgan Stanley	2.239%	7/21/32	21,500	16,473
	Morgan Stanley	4.889%	7/20/33	7,950	7,466
	Morgan Stanley	6.342%	10/18/33	36,000	37,663
[7]	New York Life Global Funding	1.850%	8/1/31	5,000	3,941
[7]	NongHyup Bank	1.250%	7/28/26	20,000	17,468
[7]	NongHyup Bank	4.250%	7/6/27	17,500	16,777
	Northern Trust Corp.	4.000%	5/10/27	15,400	15,045
	Northern Trust Corp.	6.125%	11/2/32	10,000	10,571
[7]	Nuveen Finance LLC	4.125%	11/1/24	20,000	19,474
[5]	PNC Bank NA	2.950%	2/23/25	12,514	12,013
[5]	PNC Bank NA	3.100%	10/25/27	17,317	16,215
[5]	PNC Bank NA	3.250%	1/22/28	6,245	5,837
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,930	7,807
	PNC Financial Services Group Inc.	5.671%	10/28/25	5,000	5,061
	PNC Financial Services Group Inc.	2.600%	7/23/26	2,820	2,611
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,000	3,736
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	10,419
	PNC Financial Services Group Inc.	2.550%	1/22/30	5,000	4,249
	PNC Financial Services Group Inc.	6.037%	10/28/33	10,000	10,453
	Progressive Corp.	2.500%	3/15/27	6,700	6,145
	Progressive Corp.	3.200%	3/26/30	8,620	7,743
	Progressive Corp.	3.000%	3/15/32	3,300	2,866
[5]	Prudential Financial Inc.	1.500%	3/10/26	4,500	4,050
	Prudential plc	3.125%	4/14/30	3,500	3,047
[5]	Royal Bank of Canada	3.700%	10/5/23	7,665	7,590
[5]	Royal Bank of Canada	2.550%	7/16/24	13,603	13,127
[5]	Royal Bank of Canada	0.750%	10/7/24	22,907	21,304
[5]	Royal Bank of Canada	2.250%	11/1/24	17,806	16,979

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Bank of Canada	3.375%	4/14/25	10,400	10,070
[5]	Royal Bank of Canada	1.150%	6/10/25	10,000	9,163
[7]	Royal Bank of Canada	4.784%	12/12/25	21,100	21,013
	Royal Bank of Canada	1.200%	4/27/26	17,540	15,612
[5]	Royal Bank of Canada	1.150%	7/14/26	18,870	16,624
[5]	Royal Bank of Canada	1.400%	11/2/26	6,500	5,713
	Royal Bank of Canada	3.625%	5/4/27	6,700	6,379
[5]	Royal Bank of Canada	4.240%	8/3/27	1,400	1,365
	Royal Bank of Canada	3.875%	5/4/32	7,300	6,659
	State Street Corp.	3.550%	8/18/25	2,630	2,560
[5]	State Street Corp.	2.354%	11/1/25	1,400	1,336
	State Street Corp.	2.400%	1/24/30	6,970	5,920
	State Street Corp.	3.152%	3/30/31	11,280	9,921
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	39,186	37,616
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	11,660	11,031
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	18,295	16,672
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	13,704
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	12,492
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	9,613
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,980	1,827
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,000	922
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	3,749
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	17,400	14,376
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,850	2,679
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	11,755
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	10,090
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,000	7,922
[7]	Svenska Handelsbanken AB	0.625%	6/30/23	7,000	6,851
[7]	Svenska Handelsbanken AB	3.950%	6/10/27	23,250	22,259
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	5,400	4,731
[5]	Toronto-Dominion Bank	0.750%	6/12/23	20,384	20,012
	Toronto-Dominion Bank	0.550%	3/4/24	16,780	15,936
[5]	Toronto-Dominion Bank	2.350%	3/8/24	38,298	37,140
[5,9]	Toronto-Dominion Bank	0.375%	4/25/24	2,960	3,048
[5]	Toronto-Dominion Bank	4.285%	9/13/24	8,000	7,902
	Toronto-Dominion Bank	3.766%	6/6/25	30,120	29,231
[5]	Toronto-Dominion Bank	1.150%	6/12/25	43,550	39,692
[5]	Toronto-Dominion Bank	0.750%	9/11/25	19,000	16,997
[5]	Toronto-Dominion Bank	1.250%	9/10/26	15,680	13,707
[5]	Toronto-Dominion Bank	2.800%	3/10/27	27,500	25,185
	Toronto-Dominion Bank	4.108%	6/8/27	26,700	25,784
[5]	Toronto-Dominion Bank	2.000%	9/10/31	15,000	11,808
[5]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,151
[5]	Toronto-Dominion Bank	3.200%	3/10/32	37,600	32,402
	Toronto-Dominion Bank	4.456%	6/8/32	16,785	15,956
[5]	Truist Bank	2.150%	12/6/24	44,575	42,390
[5]	Truist Bank	1.500%	3/10/25	7,500	6,962
[5]	Truist Bank	4.050%	11/3/25	24,810	24,407
[5]	Truist Bank	2.250%	3/11/30	5,950	4,804
[5]	Truist Financial Corp.	3.750%	12/6/23	15,600	15,438
[5]	Truist Financial Corp.	2.500%	8/1/24	56,382	54,139
[5]	Truist Financial Corp.	1.200%	8/5/25	8,030	7,345
[5]	Truist Financial Corp.	1.267%	3/2/27	6,620	5,877
[5]	Truist Financial Corp.	6.123%	10/28/33	5,000	5,255
[7]	UBS AG	0.375%	6/1/23	8,000	7,847
[7]	UBS AG	0.450%	2/9/24	15,000	14,221
[5,9]	US Bancorp	0.850%	6/7/24	15,108	15,599
[5]	US Bancorp	3.950%	11/17/25	9,450	9,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	US Bancorp	3.900%	4/26/28	7,700	7,384
[5]	US Bancorp	3.000%	7/30/29	3,000	2,634
[5]	US Bancorp	1.375%	7/22/30	10,000	7,761
	US Bancorp	4.967%	7/22/33	35,965	34,188
	US Bancorp	5.850%	10/21/33	18,000	18,697
[5]	US Bank NA	2.800%	1/27/25	3,900	3,758
[7]	USAA Capital Corp.	1.500%	5/1/23	1,580	1,564
	Visa Inc.	3.150%	12/14/25	49,590	47,828
[9]	Visa Inc.	1.500%	6/15/26	9,350	9,389
[5]	Wells Fargo & Co.	3.750%	1/24/24	18,285	18,050
[5,9]	Wells Fargo & Co.	0.500%	4/26/24	15,280	15,730
[5]	Wells Fargo & Co.	1.654%	6/2/24	5,000	4,921
[5]	Wells Fargo & Co.	3.000%	2/19/25	24,070	23,067
[5]	Wells Fargo & Co.	0.805%	5/19/25	9,255	8,665
[5]	Wells Fargo & Co.	2.406%	10/30/25	14,968	14,175
[5]	Wells Fargo & Co.	2.164%	2/11/26	7,000	6,532
	Wells Fargo & Co.	3.000%	4/22/26	20,000	18,713
[5]	Wells Fargo & Co.	2.188%	4/30/26	10,000	9,307
	Wells Fargo & Co.	3.000%	10/23/26	16,620	15,362
[5]	Wells Fargo & Co.	3.196%	6/17/27	7,100	6,591
[5]	Wells Fargo & Co.	3.526%	3/24/28	12,000	11,125
[5]	Wells Fargo & Co.	3.584%	5/22/28	10,500	9,726
[5]	Wells Fargo & Co.	2.393%	6/2/28	9,270	8,175
[5]	Wells Fargo & Co.	4.150%	1/24/29	8,575	8,057
[5]	Wells Fargo & Co.	2.879%	10/30/30	700	595
[5]	Wells Fargo & Co.	2.572%	2/11/31	5,000	4,135
[5]	Wells Fargo & Co.	4.897%	7/25/33	15,900	15,057
	Westpac Banking Corp.	3.350%	3/8/27	1,170	1,102
	Westpac Banking Corp.	1.953%	11/20/28	11,300	9,623
[5,9]	Westpac Securities NZ Ltd.	0.427%	12/14/26	6,800	6,316
					4,169,000
Health Care (1.0%)
	Abbott Laboratories	2.950%	3/15/25	9,405	9,085
[5]	Ascension Health	2.532%	11/15/29	2,500	2,142
[5]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	7,000	6,630
	Bristol-Myers Squibb Co.	2.750%	2/15/23	24,000	23,944
	Bristol-Myers Squibb Co.	3.200%	6/15/26	17,455	16,661
	Bristol-Myers Squibb Co.	3.400%	7/26/29	27,490	25,524
	Bristol-Myers Squibb Co.	1.450%	11/13/30	13,160	10,379
	Bristol-Myers Squibb Co.	2.950%	3/15/32	21,000	18,320
[5]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,603
[7]	CSL Finance plc	4.250%	4/27/32	13,335	12,554
	Eli Lilly & Co.	3.375%	3/15/29	8,803	8,248
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	4,500	4,324
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	11,774
	Johnson & Johnson	2.950%	3/3/27	385	364
	Johnson & Johnson	2.900%	1/15/28	12,444	11,600
	Merck & Co. Inc.	1.900%	12/10/28	2,560	2,203
	Merck & Co. Inc.	3.400%	3/7/29	24,790	23,088
	Merck & Co. Inc.	1.450%	6/24/30	12,925	10,314
	Merck & Co. Inc.	2.150%	12/10/31	10,830	8,850
	Novartis Capital Corp.	2.000%	2/14/27	13,000	11,835
	Novartis Capital Corp.	2.200%	8/14/30	27,712	23,554
	Pfizer Inc.	3.450%	3/15/29	13,000	12,247
	Pfizer Inc.	2.625%	4/1/30	8,500	7,453
[5]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,207
[7]	Roche Holdings Inc.	2.625%	5/15/26	1,000	934
[7]	Roche Holdings Inc.	1.930%	12/13/28	22,500	19,264
	UnitedHealth Group Inc.	0.550%	5/15/24	14,400	13,592
	UnitedHealth Group Inc.	1.250%	1/15/26	6,810	6,180
	UnitedHealth Group Inc.	3.850%	6/15/28	8,630	8,274
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	7,972
	UnitedHealth Group Inc.	2.875%	8/15/29	1,101	980
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	9,580
					333,939
Industrials (1.2%)
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	12,423	12,140
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,575	3,474
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,535	7,129
	Canadian National Railway Co.	3.850%	8/5/32	26,900	24,994
[5]	CSX Transportation Inc.	6.251%	1/15/23	86	85
	Emerson Electric Co.	1.800%	10/15/27	879	768
	Emerson Electric Co.	2.000%	12/21/28	17,890	15,220
	General Dynamics Corp.	3.250%	4/1/25	22,061	21,390
	General Dynamics Corp.	3.500%	5/15/25	3,754	3,657
	General Dynamics Corp.	2.125%	8/15/26	4,694	4,301
	General Dynamics Corp.	3.500%	4/1/27	16,745	16,026
	General Dynamics Corp.	2.625%	11/15/27	31,170	28,336
	General Dynamics Corp.	3.750%	5/15/28	5,580	5,319
	General Dynamics Corp.	3.625%	4/1/30	4,100	3,819
	General Dynamics Corp.	2.250%	6/1/31	5,000	4,183
	Honeywell International Inc.	1.750%	9/1/31	20,250	16,043
	Illinois Tool Works Inc.	2.650%	11/15/26	7,640	7,098
[5]	John Deere Capital Corp.	2.650%	6/24/24	4,600	4,457
[5]	John Deere Capital Corp.	3.400%	6/6/25	10,625	10,320
[5]	John Deere Capital Corp.	1.050%	6/17/26	37,500	33,279
[5]	John Deere Capital Corp.	2.250%	9/14/26	3,790	3,497
[5]	John Deere Capital Corp.	2.350%	3/8/27	13,070	11,922
[5]	John Deere Capital Corp.	2.000%	6/17/31	25,000	20,243
[5]	John Deere Capital Corp.	3.900%	6/7/32	2,665	2,485
	Lockheed Martin Corp.	5.100%	11/15/27	16,210	16,602
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	4,831
	Lockheed Martin Corp.	3.900%	6/15/32	14,670	13,778
	Lockheed Martin Corp.	5.250%	1/15/33	13,300	13,750
	Precision Castparts Corp.	2.500%	1/15/23	10,440	10,433
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	5,916
[7]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	58,305	51,886
	United Parcel Service Inc.	3.400%	3/15/29	5,000	4,652
					382,033
Materials (0.2%)
[7]	Georgia-Pacific LLC	0.950%	5/15/26	50,855	44,640
	Linde Inc.	1.100%	8/10/30	12,430	9,547
[7]	SABIC Capital II BV	4.000%	10/10/23	17,612	17,436
					71,623
Real Estate (0.7%)
[5]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,747
[5]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,057
	AvalonBay Communities Inc.	1.900%	12/1/28	5,000	4,177
[5]	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	4,149
	AvalonBay Communities Inc.	5.000%	2/15/33	3,300	3,255
	Camden Property Trust	4.875%	6/15/23	5,935	5,918

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden Property Trust	4.250%	1/15/24	16,018	15,809
	Camden Property Trust	3.500%	9/15/24	435	419
	ERP Operating LP	2.850%	11/1/26	3,000	2,773
	ERP Operating LP	4.150%	12/1/28	11,480	10,801
	ERP Operating LP	3.000%	7/1/29	8,120	7,073
	ERP Operating LP	2.500%	2/15/30	1,500	1,252
	ERP Operating LP	1.850%	8/1/31	4,750	3,693
	Prologis LP	2.125%	4/15/27	3,600	3,226
	Prologis LP	1.250%	10/15/30	10,000	7,591
	Prologis LP	1.750%	2/1/31	2,750	2,165
	Prologis LP	4.625%	1/15/33	12,850	12,447
	Public Storage	1.850%	5/1/28	5,710	4,904
	Public Storage	1.950%	11/9/28	3,500	2,982
	Public Storage	3.385%	5/1/29	11,800	10,784
	Public Storage	2.300%	5/1/31	9,170	7,485
[8]	Public Storage, SOFR + 0.470%	4.800%	4/23/24	14,690	14,582
	Realty Income Corp.	3.875%	4/15/25	18,632	18,218
	Realty Income Corp.	0.750%	3/15/26	4,710	4,101
	Realty Income Corp.	4.125%	10/15/26	16,355	15,892
[5,10]	Realty Income Corp.	1.875%	1/14/27	2,307	2,405
[10]	Realty Income Corp.	1.125%	7/13/27	4,500	4,451
	Simon Property Group LP	3.500%	9/1/25	7,754	7,437
	Simon Property Group LP	1.375%	1/15/27	5,000	4,371
	Simon Property Group LP	3.375%	6/15/27	10,780	10,061
	Simon Property Group LP	3.375%	12/1/27	6,775	6,279
	Simon Property Group LP	1.750%	2/1/28	5,000	4,253
	Simon Property Group LP	2.450%	9/13/29	3,300	2,759
	Simon Property Group LP	2.650%	7/15/30	11,500	9,566
					220,082
Technology (1.7%)
	Adobe Inc.	2.150%	2/1/27	46,105	42,010
	Analog Devices Inc.	1.700%	10/1/28	9,350	7,922
	Analog Devices Inc.	2.100%	10/1/31	14,030	11,350
	Apple Inc.	3.250%	2/23/26	11,092	10,660
	Apple Inc.	2.450%	8/4/26	7,245	6,727
	Apple Inc.	2.050%	9/11/26	5,920	5,408
	Apple Inc.	3.350%	2/9/27	13,158	12,596
	Apple Inc.	2.900%	9/12/27	11,255	10,510
	Apple Inc.	3.000%	11/13/27	5,280	4,933
	Apple Inc.	1.200%	2/8/28	31,570	26,804
	Apple Inc.	3.250%	8/8/29	67,870	62,876
	Apple Inc.	1.250%	8/20/30	1,710	1,344
	Apple Inc.	1.650%	2/8/31	7,290	5,868
	Apple Inc.	3.350%	8/8/32	28,150	25,568
	Automatic Data Processing Inc.	1.700%	5/15/28	23,390	20,307
	Automatic Data Processing Inc.	1.250%	9/1/30	8,000	6,248
	Intel Corp.	3.400%	3/25/25	15,265	14,862
	Intel Corp.	3.750%	3/25/27	4,660	4,500
	Intel Corp.	1.600%	8/12/28	19,100	16,229
	Intel Corp.	2.450%	11/15/29	14,155	12,142
	International Business Machines Corp.	3.450%	2/19/26	2,500	2,401
	International Business Machines Corp.	3.300%	5/15/26	46,875	44,618
	NVIDIA Corp.	1.550%	6/15/28	30,000	25,647
	QUALCOMM Inc.	1.300%	5/20/28	25,188	21,330
[7]	S&P Global Inc.	2.700%	3/1/29	48,460	42,636
	S&P Global Inc.	2.500%	12/1/29	10,680	9,136
[7]	S&P Global Inc.	2.900%	3/1/32	12,820	10,938
	Salesforce Inc.	1.500%	7/15/28	14,138	12,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salesforce Inc.	1.950%	7/15/31	7,425	5,945
	Texas Instruments Inc.	4.600%	2/15/28	23,860	23,906
	Texas Instruments Inc.	2.250%	9/4/29	10,000	8,646
	Texas Instruments Inc.	1.750%	5/4/30	9,245	7,610
	Texas Instruments Inc.	3.650%	8/16/32	6,365	5,886
					529,643
Utilities (1.5%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	7,539
	Ameren Illinois Co.	1.550%	11/15/30	8,575	6,747
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,165	10,346
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	7,263
	Commonwealth Edison Co.	2.550%	6/15/26	2,480	2,303
[5]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,627
[5]	Connecticut Light & Power Co.	3.200%	3/15/27	21,650	20,350
	Consumers Energy Co.	3.600%	8/15/32	4,500	4,093
[5]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	8,055
[5]	DTE Electric Co.	1.900%	4/1/28	4,400	3,821
	DTE Electric Co.	2.250%	3/1/30	6,000	5,059
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	5,768
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	6,387
	Duke Energy Carolinas LLC	2.450%	2/1/30	2,735	2,333
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,145	5,136
[5]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	7,465	6,035
	Duke Energy Florida LLC	3.200%	1/15/27	17,632	16,665
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	10,222
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	14,519
	Duke Energy Florida LLC	2.400%	12/15/31	5,000	4,072
	Duke Energy Progress LLC	3.250%	8/15/25	8,126	7,814
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	11,389
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,400
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	9,893
	Entergy Arkansas LLC	3.700%	6/1/24	6,213	6,093
	Entergy Arkansas LLC	3.500%	4/1/26	10,288	9,890
	Entergy Louisiana LLC	5.590%	10/1/24	8,675	8,730
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,057
	Entergy Louisiana LLC	1.600%	12/15/30	4,435	3,404
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,385	12,311
	Florida Power & Light Co.	2.450%	2/3/32	5,000	4,180
[7]	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	13,796
[7]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	11,435	10,934
	MidAmerican Energy Co.	3.100%	5/1/27	1,170	1,096
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,375	3,366
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	4,350	4,252
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	8,970
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	10,278
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	9,198
[5]	Nevada Power Co.	2.400%	5/1/30	8,360	7,020
[5]	Ohio Power Co.	1.625%	1/15/31	4,975	3,855
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	14,205	13,754
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	13,000	11,586
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,555	8,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	12,750	11,109
	PacifiCorp	3.500%	6/15/29	27,904	25,711
[5]	PG&E Recovery Funding LLC	5.045%	7/15/32	5,700	5,716
[5]	Public Service Electric & Gas Co.	3.000%	5/15/25	8,385	8,034
[5]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	4,548
[5]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,073
[5]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,980	1,886
[5]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,730	2,568
[5]	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	6,427
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	14,543
	Union Electric Co.	2.950%	6/15/27	1,177	1,096
	Union Electric Co.	2.950%	3/15/30	15,000	13,157
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,701
[5]	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	5,963
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	5,436
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	9,345
[5]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	5,930
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,500	7,369
	Wisconsin Public Service Corp.	5.350%	11/10/25	4,000	4,043
					475,333
Total Corporate Bonds (Cost $8,107,999)					7,428,423
Sovereign Bonds (2.4%)
[5]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,646
[5,7]	Banco del Estado de Chile	2.704%	1/9/25	9,000	8,535
[5]	Bermuda	3.717%	1/25/27	11,758	11,301
[5]	Bermuda	4.750%	2/15/29	3,810	3,797
[5,7]	Bermuda	4.750%	2/15/29	5,000	4,984
[5,7]	Bermuda	2.375%	8/20/30	5,000	4,227
[5,7]	Bermuda	5.000%	7/15/32	11,700	11,696
[5,7]	CDP Financial Inc.	3.150%	7/24/24	1,519	1,481
[5]	CDP Financial Inc.	3.150%	7/24/24	20,000	19,505
[5,7]	CDP Financial Inc.	0.875%	6/10/25	40,000	36,622
	Corp. Andina de Fomento	1.250%	10/26/24	36,000	33,438
[5,7,11]	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	11,850
[5,11]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,056
[5,7,12]	Dexia Credit Local SA	3.250%	9/26/23	70,000	69,107
	Equinor ASA	2.450%	1/17/23	1,904	1,901
	Equinor ASA	3.700%	3/1/24	7,000	6,902
	Export-Import Bank of Korea	2.375%	6/25/24	18,000	17,326
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	9,509
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	1,865
[5]	Hydro-Quebec	8.050%	7/7/24	470	491
[11]	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	9,863
[5,11]	Japan Bank for International Cooperation	2.500%	5/23/24	20,000	19,346
	Korea Development Bank	3.375%	3/12/23	30,000	29,921
	Korea Development Bank	2.125%	10/1/24	33,000	31,419
	Korea Development Bank	2.000%	2/24/25	20,000	18,785
[5]	Korea Electric Power Corp.	1.125%	6/15/25	18,400	16,615
[5,7]	Korea Gas Corp.	3.875%	7/13/27	35,000	33,162
[5,7]	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	30,827
[5,7]	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/27	35,000	33,635
[5]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	510	490
[5,7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	22,145
[5,7]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	19,565
[5]	Province of Quebec	7.500%	7/15/23	2,065	2,091
[5]	Province of Quebec	7.125%	2/9/24	2,674	2,735
[5,7]	QatarEnergy Trading LLC	1.375%	9/12/26	7,202	6,393
[5]	QatarEnergy Trading LLC	2.250%	7/12/31	10,000	8,268
	Republic of Chile	3.125%	3/27/25	1,550	1,499
[5]	Republic of Chile	2.750%	1/31/27	7,507	6,909
[5]	Republic of Chile	2.450%	1/31/31	17,771	14,762
[5]	Republic of Poland	5.500%	11/16/27	12,500	12,841
[5,7]	Saudi Arabian Oil Co.	1.250%	11/24/23	11,000	10,583
[5]	Saudi Arabian Oil Co.	2.250%	11/24/30	12,863	10,618
[5]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	888	884
[5]	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	288	285
[5]	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	800	794
	State of Israel	2.750%	7/3/30	11,864	10,777
[5]	State of Qatar	3.250%	6/2/26	3,600	3,467
[5,7]	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	1,998
[5,7]	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	19,119
[5]	Temasek Financial I Ltd.	3.625%	8/1/28	9,500	9,081
[5]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	3,868
[5,7]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	99,293
Total Sovereign Bonds (Cost $831,821)					763,318
Taxable Municipal Bonds (0.8%)
	California GO	2.650%	4/1/26	50,000	47,015
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,322
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	65,300
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	45,035
	New York City NY GO	3.750%	6/1/28	1,020	958
	New York City NY GO	2.330%	10/1/29	5,000	4,203
	Texas Public Finance Authority GO	2.531%	10/1/23	480	473
	University of California Revenue	3.063%	7/1/25	3,430	3,299
	University of California Revenue	1.316%	5/15/27	25,000	21,561
	University of California Revenue	3.349%	7/1/29	48,635	44,436
	University of California Revenue	1.614%	5/15/30	34,665	27,605
[13]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,205	2,244
Total Taxable Municipal Bonds (Cost $307,911)					263,451

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[14]	Vanguard Market Liquidity Fund (Cost $646,003)	4.334%	6,460,841	646,019
Total Investments (95.2%) (Cost $32,348,407)				30,049,625
Other Assets and Liabilities—Net (4.8%)				1,521,470
Net Assets (100%)				31,571,095
Cost is in $000.
1	Securities with a value of $949,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $35,976,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2022.
4	Securities with a value of $25,267,000 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $2,489,599,000, representing 7.9% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Guaranteed by the Government of Japan.
12	Guaranteed by multiple countries.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	4,291	879,990	(806)
5-Year U.S. Treasury Note	March 2023	20,359	2,197,341	(4,344)
Long U.S. Treasury Bond	March 2023	16	2,006	1
				(5,149)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2023	(2,480)	(278,496)	4,694
Euro-Bobl	March 2023	(513)	(63,563)	1,962
Euro-Schatz	March 2023	(400)	(45,139)	484
Long Gilt	March 2023	(31)	(3,744)	206
Ultra 10-Year U.S. Treasury Note	March 2023	(2,968)	(351,059)	8,370
Ultra Long U.S. Treasury Bond	March 2023	(396)	(53,188)	2,231
				17,947
				12,798

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Royal Bank of Canada	1/31/23	EUR	1,515	USD	1,613	11	—
Bank of Montreal	1/31/23	USD	80,398	EUR	75,366	—	(436)
Standard Chartered Bank	1/31/23	USD	79,760	EUR	75,366	—	(1,074)
State Street Bank & Trust Co.	1/31/23	USD	9,122	GBP	7,455	103	—
						114	(1,510)
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
America Movil SAB de CV/Baa1	6/20/23	BARC	6,200	1.000	24	(10)	34	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Federation of Malaysia/A3	12/20/27	MSCS	2,438	1.000	(221)	(16)	—	(205)
Republic of Chile/A2	12/20/27	BARC	6,500	1.000	(23)	(134)	111	—
Republic of Chile/A2	12/20/27	BARC	3,600	1.000	(13)	(78)	65	—
Republic of Chile/A2	12/20/27	CITNA	44,210	1.000	(160)	(1,066)	906	—
Republic of Chile/A2	12/20/27	JPMC	40,720	1.000	(148)	(1,048)	900	—
Republic of Chile/A2	12/20/27	MSCS	20,850	1.000	(76)	(449)	373	—
					(617)	(2,801)	2,389	(205)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2022, counterparties had deposited in segregated accounts securities with a value of $17,299,000 and cash of $3,908,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,222,259	—	17,222,259
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,726,155	—	3,726,155
Corporate Bonds	—	7,428,423	—	7,428,423
Sovereign Bonds	—	763,318	—	763,318
Taxable Municipal Bonds	—	263,451	—	263,451
Temporary Cash Investments	646,019	—	—	646,019
Total	646,019	29,403,606	—	30,049,625

Derivative Financial Instruments
Assets
Futures Contracts[1]	17,948	—	—	17,948
Forward Currency Contracts	—	114	—	114
Swap Contracts	—	2,389	—	2,389
Total	17,948	2,503	—	20,451
Liabilities
Futures Contracts[1]	5,150	—	—	5,150
Forward Currency Contracts	—	1,510	—	1,510
Swap Contracts	—	205	—	205
Total	5,150	1,715	—	6,865
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.